QUARTERLY FINANCIAL DATA (UNAUDITED) (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822	$ 332,856	$ 238,296
Cost of revenue (exclusive of depreciation and amortization shown separately below)	74,393	57,777	52,402	50,159	33,450	39,101	38,865	39,118	234,731	161,575
Net income (loss)	(5,187)	(2,178)	2,134	757	(2,233)	(9,492)	(111)	606	(4,474)	(11,230)
Net income (loss) from non-controlling interest	(1,798)	(3,315)	2,134	757	0	0	0	0	(2,222)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (3,389)	$ 1,137	$ 0	$ 0	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ (2,252)	$ (11,230)
Earnings per share - Basic (usd per share)	$ (0.10)	$ 0.04
Earnings per share - Diluted (usd per share)	$ (0.10)	$ 0.04